Supplemental information on oil and gas activities (Schedule of Capitalized Costs Related to Oil and Gas Producing Activities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	$ 201,177	$ 197,829	$ 172,507
Proved properties, Mineral interest and wells	957,932	968,617	830,937
Proved properties, Other uncompleted projects	27,204	15,477	32,712
Unproved properties	94,690	77,820	48,036
Gross capitalised costs	1,281,003	1,259,743	1,084,192
Accumulated depreciation	(679,774)	(658,432)	(562,853)
Total net capitalised costs	601,229	601,311	521,339
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	125,078	115,577	79,999
Proved properties, Mineral interest and wells	580,931	511,040	282,973
Proved properties, Other uncompleted projects	26,136	13,048	19,754
Unproved properties	94,419	77,388	567
Gross capitalised costs	826,564	717,053	383,293
Accumulated depreciation	(282,616)	(228,929)	(172,207)
Total net capitalised costs	543,948	488,124	211,086
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	72,766	74,363	84,069
Proved properties, Mineral interest and wells	334,993	348,366	402,392
Proved properties, Other uncompleted projects	818	2,158	11,984
Unproved properties		0	45,681
Gross capitalised costs	408,577	424,887	544,126
Accumulated depreciation	(358,417)	(345,611)	(313,379)
Total net capitalised costs	50,160	79,276	230,747
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	3,333	3,580	4,615
Proved properties, Mineral interest and wells	42,008	47,729	64,179
Proved properties, Other uncompleted projects	250	245	209
Unproved properties	271	432	1,788
Gross capitalised costs	45,862	51,986	70,791
Accumulated depreciation	(38,741)	(38,273)	(46,370)
Total net capitalised costs	7,121	13,713	24,421
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities		4,309	3,824
Proved properties, Mineral interest and wells		61,482	81,393
Proved properties, Other uncompleted projects		26	765
Unproved properties		0	0
Gross capitalised costs	0	65,817	85,982
Accumulated depreciation		(45,619)	(30,897)
Total net capitalised costs	$ 0	$ 20,198	$ 55,085